Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of anti-dilutive net loss per share

	December 31, 2020	December 31, 2019
Series A convertible preferred stock	-	2,000,000
Series B convertible preferred stock	-	575,000
Convertible notes	-	1,650,000
Stock options	300,000	300,000
Warrants	-	2,225,000